Revenue - Summary Of Accrual and Release (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accrual and release [abstract]
At January 1	¥ 1,966	¥ 2,245
Deferred during the year	945	843
Recognised as revenue during the year	(1,250)	(1,122)
At December 31	1,661	1,966
Less: the related pending output value added tax therein	(169)	(185)
Accrual and release	¥ 1,492	¥ 1,781